Xtrackers MSCI Emerging Markets Hedged Equity ETF Investment Risks - Xtrackers MSCI Emerging Markets Hedged Equity ETF	Sep. 25, 2026
Risk Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Risk Market Disruption [Member]
Prospectus [Line Items]
Risk [Text Block]	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments.Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Risk Foreign Investment [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty's legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Risk Depository Receipt [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipt risk. Depositary receipts involve similar risks to those associated with investments in securities of non-US issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Risk Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market securities risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.
Risk Small And Medium Sized Company [Member]
Prospectus [Line Items]
Risk [Text Block]	Small and medium-sized company risk. Small and medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small and medium-sized companies, since they lack the financial resources of larger companies. Small and medium-sized company stocks are typically less liquid than large company stocks.
Risk Large Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Risk Focus [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.
Risk Information Technology Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and policies and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Risk Financials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials sector risk. To the extent that the fund invests significantly in the financials sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Risk Hedging [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging risk. The fund’s use of currency hedging instruments is intended solely to mitigate the impact of changes in the value of one or more non-U.S. currencies (in which securities in the fund’s portfolio are denominated) against the U.S. dollar (in which the fund’s NAV is denominated). The hedging strategy is not intended to mitigate market risk or other factors, which may have a greater impact than foreign currency exposure on the securities’ returns. There is no guarantee that hedging will be effective, and hedging can also reduce or eliminate gains. The fund may be more volatile or have lower returns than a similar portfolio without a hedging strategy. In addition, the fund incurs expenses when entering into hedging positions, and the use of hedging may result in certain adverse tax consequences.
Risk Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.
Risk Forward Currency Contract [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward currency contract risk. The fund’s forward currency contracts may not be successful in lessening the impact of changes in the value of the non-US currencies against the US dollar. To the extent the fund’s forward currency contracts are not successful, the US dollar value of your investment in the fund may go down. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of non-US currencies against the US dollar during the month may affect the value of the fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money. NDFs may be less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could adversely affect the fund’s ability to hedge against currency fluctuations and properly track the Underlying Index.
Risk Futures [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.
Risk Counterparty [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Risk Passive Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.
Risk Index Related [Member]
Prospectus [Line Items]
Risk [Text Block]	Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. The Index Provider may cease publication of the Underlying Index or may terminate the license agreement allowing the fund to use the Underlying Index, either of which could have a material adverse effect on the fund. Market disruptions could cause delays in the Underlying Index’s reconstitution and rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal reconstitution and rebalancing schedule. Generally, the Index Provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the Index Provider’s errors will generally be borne by the fund and its shareholders.Index-related risk may be higher for a fund that tracks an index comprised of, or an index that includes, foreign securities, and in particular emerging markets securities, because regulatory and reporting requirements may differ from those in the US, resulting in a heightened risk of errors in the index data, index computation and/or index construction due to unreliable, out-dated or unavailable information.
Risk Tracking Error [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when reconstituting or rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. Moreover, the use of a representative sampling investment approach (i.e., investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index) may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers, and in particular emerging markets issuers, than funds that do not track such indices. The fund may also experience operational delays in establishing the necessary accounts and required regulatory approvals to trade, which may delay the fund's ability to hold securities included in the Underlying Index.
Risk Market Price [Member]
Prospectus [Line Items]
Risk [Text Block]	Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. Differences between secondary market prices and the value of the fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the fund at a particular time. Secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the market price of fund shares. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect on the market price of the fund’s shares.The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained over the long term. In addition, there may be times when the market price and the value of the fund’s holdings vary significantly, and you may pay more than the value of the fund’s holdings when buying shares on the secondary market and may receive less than the value of the fund’s holdings when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions involving market makers, APs or other market participants, or during periods of significant market volatility, may result in trading prices that differ significantly from the value of the fund’s holdings. Although market makers generally will seek to take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. If market makers exit the business or are unable to continue making markets in the fund’s shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. The bid-ask spread varies over time based on the fund’s trading volume and market liquidity and generally is narrower if the fund has substantial trading volume and market liquidity and wider if the fund has limited trading volume or market liquidity, as may be the case for a newly launched or smaller fund. The bid-ask spread also may be affected by the liquidity of the securities held by the fund. Decreased liquidity or significant volatility in the markets for the fund’s portfolio securities may result in a less liquid trading market for fund shares, wider bid-ask spreads and greater differences between the market price and NAV of the fund’s shares. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the fund’s NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund at NAV. There are various methods by which investors can purchase and sell shares of the fund and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV are likely to widen.
Risk Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.
Risk Geographic Focus [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.
Risk Operational And Technology [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers (such as the Advisor) and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ or index provider’s assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers or index provider may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers or index provider could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, index provider, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Authorized Participant Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).
Risk Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the Underlying Index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Risk Asia [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks related to investing in Asia. Investment in securities of issuers in Asia involves risks and special considerations not typically associated with investment in the US securities markets. Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. In past economic crises, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of Asian countries in which the fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.
Risk China [Member]
Prospectus [Line Items]
Risk [Text Block]	Special risk considerations of investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of US issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade or regulatory limitations, (xi) restrictions on foreign ownership, which require US investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers, (xii) custody risks associated with investing through Stock Connect, a QFI or other programs to access the Chinese securities markets, (xiii) market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, (xiv) different and less stringent financial reporting standards, and (xv) increased political pressure from the US and other countries to restrict the ability of investors outside China to invest in Chinese issuers.The willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain and changes in government policy could significantly affect the markets in both China and Hong Kong. In addition, Taiwan's geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries and those tensions have increased in recent years. Increased tensions or conflict (whether actual or threatened) between Taiwan and China, including if China were to attempt unification of Taiwan by force, may significantly disrupt the Chinese and global markets and economies around the world, including the global semiconductor market given Taiwan's pivotal role in that market, and could have an adverse effect on an investment in China.Changes to political and economic relationships, including recent trade and policy disputes and strained international relations, between China and other countries could have an adverse effect on an investment in China. Increasing tensions between China and its trading partners, including the US, have resulted in tariffs and other limitations, and may in the future result in additional measures or actions. US investment restrictions could preclude a fund from investing in certain Chinese issuers. For example, the PRC is currently designated as a “foreign adversary” for certain purposes under US law and, as a result, certain restrictions may apply to transactions involving Chinese information communications technology and services. Continued hostility and the potential for future political or economic disturbances between China and the US may have an adverse impact on the values of investments in China, the US and/or other countries. If the political climate between the US and China does not improve or deteriorates or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund's assets may go down.From time to time China has experienced outbreaks of infectious illnesses, such as the novel coronavirus known as COVID-19, and the country may be subject to other infectious illnesses, diseases or other public health emergencies in the future. Any public health emergency could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the fund’s investments. These risks may be heightened to the extent China pursues a “zero COVID” or similar strategy that attempts to eradicate the incidence of a disease for extended periods, thus leading to shutdowns or other interventions which affect the Chinese and/or global economy for periods beyond that which might be caused by the public health policies of other countries.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.